LVIP JPMorgan Retirement Income Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.33%
Equity Funds–23.69%
JPMorgan BetaBuilders MSCI US REIT ETF	4,188	$422,611
JPMorgan BetaBuilders US Mid Cap Equity ETF	62,135	5,869,893
✧JPMorgan Equity Index Fund	336,302	29,080,015
JPMorgan Realty Income ETF	24,838	1,265,248
✧JPMorgan Small Cap Equity Fund	18,453	1,113,059
✧JPMorgan Small Cap Growth Fund	48,341	1,069,777
✧JPMorgan Small Cap Value Fund	36,490	1,079,022
✧JPMorgan U.S. Equity Fund	371,198	9,688,277
		49,587,902
Fixed Income Funds–55.00%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	104,083	4,929,371
✧JPMorgan Core Bond Fund	7,590,572	80,004,627
✧JPMorgan High Yield Fund	2,978,467	19,717,455
JPMorgan Inflation Managed Bond ETF	218,212	10,476,358
		115,127,811
Global Equity Fund–3.99%
JPMorgan Global Select Equity ETF	133,456	8,363,688
		8,363,688
International Equity Funds–12.43%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	93,847	3,809,250
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
JPMorgan BetaBuilders International Equity ETF	73,029	$4,601,557
✧JPMorgan Emerging Markets Equity Fund	46,641	1,530,294
✧JPMorgan Emerging Markets Research Enhanced Equity Fund	129,437	2,298,806
✧JPMorgan International Equity Fund	261,235	5,509,432
JPMorgan International Research Enhanced Equity ETF	125,268	8,271,446
		26,020,785
Money Market Fund–4.22%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 5.08%)	8,826,078	8,831,374
		8,831,374
Total Investment Companies (Cost $180,030,495)		207,931,560

	Principal Amount°
U.S. TREASURY OBLIGATION–0.18%
U.S. Treasury Notes 4.13% 1/31/25	384,000	383,334
Total U.S. Treasury Obligation (Cost $382,812)		383,334

TOTAL INVESTMENTS–99.51% (Cost $180,413,307)	208,314,894
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.49%	1,023,940
NET ASSETS APPLICABLE TO 15,838,427 SHARES OUTSTANDING–100.00%	$209,338,834

✧Class R-6 shares.
°Principal amount shown is stated in U.S. dollars.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
USD–United States Dollar
LVIP JPMorgan Retirement Income Fund–1